Long-term Debt (Tables)	6 Months Ended
Jun. 30, 2017
Long-term Debt [Abstract]
Long-term Debt
	December 31, 2016	June 30, 2017
Secured Credit Facilities - Drybulk Segment	16,935	667
Secured Credit Facilities - Gas Carrier Segment	-	37,500
Less: Deferred financing costs	(124)	(658)
Total debt	16,811	37,509
Less: Current portion	(16,811)	(3,566)
Long-term portion	$-	$33,943

Principal Payments
Due through June 30, 2018	$3,711
Due through June 30, 2019	3,045
Due through June 30, 2020	3,045
Due through June 30, 2021	3,045
Due through June 30, 2022	3,045
Due through June 30, 2023	22,276
Total principal payments	38,167
Less: Deferred financing costs	(658)
Total debt	$37,509